Investment Strategy	Apr. 24, 2026
NAA ALL CAP VALUE SERIES
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal circumstances, the Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in large-, mid-, and small capitalization securities that the Adviser considers having “value” characteristics. The Fund defines:

●	“value” as investments that appear to be undervalued relative to assets, earnings, growth potential or cash flows.

●	“large-capitalization” as those companies with market capitalizations generally falling within the range of the S&P 500® Index. The capitalization range of the S&P 500® Index is between $5.3 billion and $4.2 trillion as of March 31, 2026.

●	“mid-capitalization” as those companies with market capitalizations generally within the range of the S&P MidCap 400® Index. The capitalization range of the S&P MidCap 400® Index is between $1.7 billion and $28.0 billion as of March 31, 2026.

●	“small-capitalization” as those companies with market capitalizations generally within the range of the S&P SmallCap 600® Index. The capitalization range of the S&P SmallCap 600® Index is between $354.8 million and $8.7 billion as of March 31, 2026.

The Fund will primarily invest in equity securities, including common stocks, rights, real estate investment trusts (“REITs”), options, warrants, convertible debt securities of U.S. and U.S.-dollar denominated foreign issuers, and American Depositary Receipts (“ADRs”). Convertible securities are hybrid financial instruments that typically consist of bonds, debentures, or preferred shares that can be converted into a specified number of common shares of the issuing company, typically at the option of the security holder. The Fund may also invest in various investment vehicles for portfolio management purposes, such as mutual funds and exchange-traded funds (“ETFs”), including cash management and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

In selecting investments for the Fund, the Adviser uses qualitative and quantitative analysis, and other proprietary strategies to identify securities that, in combination, are expected to contribute to exceeding the total return of the S&P Composite 1500 Value Index by attempting to avoid the “losers” in the Index. The “avoid the losers” philosophy is fundamental to the underlying actuarial-like approach of the Adviser with respect to asset management. In its attempts to generate alpha, the Adviser does not aim to pick the winners; instead, it aims to avoid the losers. A loser is a company that, according to the Adviser’s investment methodology, cannot deliver revenue growth to support its stock price. The Adviser has developed a probability-based measure to identify and avoid these stocks, called the h-factor (“h-factor”), which is the foundation of the Adviser’s investment philosophy. The h-factor measures the probability a company cannot deliver the revenue growth indicated by its stock price. In buying and selling securities for the Fund, the Adviser will apply its proprietary h-factor methodology to its security selection process. H-factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, h-factor aims to identify underpriced and overpriced securities and assign them an h-factor score, which is the probability that the issuer will not deliver revenue growth to support the securities’ current price. Utilizing these scores, the Adviser seeks to avoid the overpriced securities and invest in the underpriced securities.

The Fund will sell investments when they no longer meet the Adviser’s investment criteria, market conditions change or to meet redemption requests.

NAA LARGE CAP VALUE SERIES
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal circumstances, the Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in large-capitalization securities that the Adviser considers having “value” characteristics. The Fund defines:

●	“value” as investments that appear to be undervalued relative to assets, earnings, growth potential or cash flows.

●	“large-capitalization” as those companies with market capitalizations generally falling within the range of the S&P 500® Index. The capitalization range of the S&P 500® Index is between $5.3 billion and $4.2 trillion as of March 31, 2026.

The Fund will primarily invest in equity securities, including common stocks, rights, real estate investment trusts (“REITs”), options, warrants, convertible debt securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”). Convertible securities are hybrid financial instruments that typically consist of bonds, debentures, or preferred shares that can be converted into a specified number of common shares of the issuing company, typically at the option of the security holder.

The Fund may also invest in various investment vehicles for portfolio management purposes, such as mutual funds and exchange-traded funds (“ETFs”), including cash management and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

In selecting investments for the Fund, the Adviser uses qualitative and quantitative analysis, and other proprietary strategies to identify securities that, in combination, are expected to contribute to exceeding the total return of the S&P 500 Value Index by attempting to avoid the “losers” in the Index. The “avoid the losers” philosophy is fundamental to the underlying actuarial-like approach of the Adviser with respect to asset management. In its attempts to generate alpha, the Adviser does not aim to pick the winners; instead, it aims to avoid the losers. A loser is a company that, according to the Adviser’s investment methodology, cannot deliver revenue growth to support its stock price. The Adviser has developed a probability-based measure to identify and avoid these stocks, called the h-factor (“h-factor”), which is the foundation of the Adviser’s investment philosophy. The h-factor measures the probability a company cannot deliver the revenue growth indicated by its stock price. In buying and selling securities for the Fund, the Adviser will apply its proprietary h-factor methodology to its security selection process. H-factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, h-factor aims to identify underpriced and overpriced securities and assign them an h-factor score, which is the probability that the issuer will not deliver revenue growth to support the securities’ current price. Utilizing these scores, the Adviser seeks to avoid the overpriced securities and invest in the underpriced securities.

The Fund will sell investments when they no longer meet the Adviser’s investment criteria, market conditions change, or to meet redemption requests.

NAA LARGE CORE SERIES
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal circumstances, the Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in large-capitalization securities that the Adviser considers having “core” characteristics. The Fund defines “core” as investments that typically represent a balance between value and growth investing. However, any particular security may have different degrees of growth or value characteristics. The Fund defines “large-capitalization” as those companies with market capitalizations generally falling within the range of the S&P 500® Index. The capitalization range of the S&P 500® Index is between $5.3 billion and $4.2 trillion as of March 31, 2026. The Fund defines:

●	“value” as investments that appear to be undervalued relative to assets, earnings, growth potential or cash flows.

●	“growth” as investments having what the Adviser believes to be above-average growth rates (high growth rates for earnings, sales, book value, and cash flow) as compared to their industry or the overall market.

The Fund will primarily invest in equity securities, including common stocks, rights, real estate investment trusts (“REITs”), options, warrants, convertible debt securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”). Convertible securities are hybrid financial instruments that typically consist of bonds, debentures, or preferred shares that can be converted into a specified number of common shares of the issuing company, typically at the option of the security holder. The Fund may also invest in various investment vehicles, such as mutual funds and exchange-traded funds (“ETFs”), for portfolio management purposes, including cash and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

In selecting investments for the Fund, the Adviser uses qualitative and quantitative analysis, and other proprietary strategies to identify securities that, in combination, are expected to exceed the total return of the S&P 500 Index by attempting to avoid the “losers” in the Index. The “avoid the losers” philosophy is fundamental to the underlying actuarial-like approach of the Adviser with respect to asset management. In its attempts to generate alpha, the Adviser does not aim to pick the winners; instead, it aims to avoid the losers. A loser is a company that, according to the Adviser’s investment methodology, cannot deliver revenue growth to support its stock price. The Adviser has developed a probability-based measure to identify and avoid these stocks, called the h-factor (“h-factor”), which is the foundation of the Adviser’s investment philosophy. The h-factor measures the probability a company cannot deliver the revenue growth indicated by its stock price. In buying and selling securities for the Fund, the Adviser will apply its proprietary h-factor methodology to its security selection process. H-factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, h-factor aims to identify underpriced and overpriced securities and assign them an h-factor score, which is the probability that the issuer will not deliver revenue growth to support the securities’ current price. Utilizing these scores, the Adviser seeks to avoid the overpriced securities and invest in the underpriced securities.

The Fund will sell investments when they no longer meet the Adviser’s investment criteria, market conditions change or to meet redemption requests.

NAA LARGE GROWTH SERIES
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal circumstances, the Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in large-capitalization securities that the Adviser considers having “growth” characteristics. The Fund defines:

●	“growth” as investments having what the Adviser believes to be above-average growth rates (high growth rates for earnings, sales, book value, and cash flow) as compared to their industry or the overall market.

●	“large-capitalization” as those companies with market capitalizations generally falling within the range of the S&P 500® Index. The capitalization range of the S&P 500® Index is between $5.3 billion and $4.2 trillion as of March 31, 2026.

The Fund will primarily invest in equity securities, including common stocks, real estate investment trusts (“REITs”), options, warrants, convertible debt securities of U.S. and U.S.-dollar denominated foreign issuers, and American Depositary Receipts (“ADRs”). Convertible securities are hybrid financial instruments that typically consist of bonds, debentures, or preferred shares that can be converted into a specified number of common shares of the issuing company, typically at the option of the security holder. The Fund may also invest in various investment vehicles for portfolio management purposes, such as mutual funds and exchange-traded funds (“ETFs”), including cash management and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

In selecting investments for the Fund, the Adviser uses qualitative and quantitative analysis, and other proprietary strategies to identify securities that, in combination, are expected to exceed the total return of the S&P 500 Growth Index by attempting to avoid the “losers” in the Index. The “avoid the losers” philosophy is fundamental to the underlying actuarial-like approach of the Adviser with respect to asset management. In its attempts to generate alpha, the Adviser does not aim to pick the winners; instead, it aims to avoid the losers. A loser is a company that, according to the Adviser’s investment methodology, cannot deliver revenue growth to support its stock price. The Adviser has developed a probability-based measure to identify and avoid these stocks, called the h-factor (“h-factor”), which is the foundation of the Adviser’s investment philosophy. The h-factor measures the probability a company cannot deliver the revenue growth indicated by its stock price. In buying and selling securities for the Fund, the Adviser will apply its proprietary h-factor methodology to its security selection process. H-factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, h-factor aims to identify underpriced and overpriced securities and assign them an h-factor score, which is the probability that the issuer will not deliver revenue growth to support the securities’ current price. Utilizing these scores, the Adviser seeks to avoid the overpriced securities and invest in the underpriced securities.

The Fund will sell investments when they no longer meet the Adviser’s investment criteria, market conditions change or to meet redemption requests.

NAA MID GROWTH SERIES
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal circumstances, the Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Mid-capitalization securities that the Adviser considers having “growth” characteristics. The Fund defines:

●	“growth” as investments having what the Adviser believes to be above-average growth rates (high growth rates for earnings, sales, book value, and cash flow) as compared to their industry or the overall market.

●	“mid-capitalization” as those companies with market capitalizations generally within the range of the S&P MidCap 400® Index. The capitalization range of the S&P MidCap 400® Index is between $1.7 billion and $28.0 billion as of March 31, 2026.

The Fund will primarily invest in equity securities, including common stocks, real estate investment trusts (“REITs”), options, warrants, convertible debt securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”). Convertible securities are hybrid financial instruments that typically consist of bonds, debentures, or preferred shares that can be converted into a specified number of common shares of the issuing company, typically at the option of the security holder. The Fund may also invest in various investment vehicles for portfolio management purposes, such as mutual funds and exchange-traded funds (“ETFs”), including cash management and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

In selecting investments for the Fund, the Adviser uses qualitative and quantitative analysis, and other proprietary strategies to identify securities that, in combination, are expected to contribute to exceed the S&P MidCap 400 Growth Index by attempting to avoid the “losers” in the Index. The “avoid the losers” philosophy is fundamental to the underlying actuarial-like approach of the Adviser with respect to asset management. In its attempts to generate alpha, the Adviser does not aim to pick the winners; instead, it aims to avoid the losers. A loser is a company that, according to the Adviser’s investment methodology, cannot deliver revenue growth to support its stock price. The Adviser has developed a probability-based measure to identify and avoid these stocks, called the h-factor (“h-factor”), which is the foundation of the Adviser’s investment philosophy. The h-factor measures the probability a company cannot deliver the revenue growth indicated by its stock price. In buying and selling securities for the Fund, the Adviser will apply its proprietary h-factor methodology to its security selection process. H-factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, h-factor aims to identify underpriced and overpriced securities and assign them an h-factor score, which is the probability that the issuer will not deliver revenue growth to support the securities’ current price. Utilizing these scores, the Adviser seeks to avoid the overpriced securities and invest in the underpriced securities.

The Fund will sell investments when they no longer meet the Adviser’s investment criteria, market conditions change, or to meet redemption requests.

NAA SMALL CAP VALUE SERIES
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal circumstances, the Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in small capitalization securities that the Adviser considers having “value” characteristics. The Fund defines:

●	“value” as investments that appear to be undervalued relative to assets, earnings, growth potential or cash flows.

●	“small-capitalization” as those companies with market capitalizations generally within the range of the S&P SmallCap 600® Index. The capitalization range of the S&P SmallCap 600® Index is between $354.8 million and $8.7 billion as of March 31, 2026

The Fund will primarily invest in equity securities, including common stocks, real estate investment trusts (“REITs”), options, warrants, convertible debt securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”). Convertible securities are hybrid financial instruments that typically consist of bonds, debentures, or preferred shares that can be converted into a specified number of common shares of the issuing company, typically at the option of the security holder The Fund may also invest in various investment vehicles for portfolio management purposes, such as mutual funds and exchange-traded funds (“ETFs”), including cash management and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

In selecting investments for the Fund, the Adviser uses qualitative and quantitative analysis, and other proprietary strategies to identify securities that, in combination, are expected to exceed the total return of the S&P SmallCap 600 Value Index by attempting to avoid the “losers” in the Index. The “avoid the losers” philosophy is fundamental to the underlying actuarial-like approach of the Adviser with respect to asset management. In its attempts to generate alpha, the Adviser does not aim to pick the winners; instead, it aims to avoid the losers. A loser is a company that, according to the Adviser’s investment methodology, cannot deliver revenue growth to support its stock price. The Adviser has developed a probability-based measure to identify and avoid these stocks, called the h-factor (“h-factor”), which is the foundation of the Adviser’s investment philosophy. The h-factor measures the probability a company cannot deliver the revenue growth indicated by its stock price. In buying and selling securities for the Fund, the Adviser will apply its proprietary h-factor methodology to its security selection process. H-factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, h-factor aims to identify underpriced and overpriced securities and assign them an h-factor score, which is the probability that the issuer will not deliver revenue growth to support the securities’ current price. Utilizing these scores, the Adviser seeks to avoid the overpriced securities and invest in the underpriced securities.

The Fund will sell investments when they no longer meet the Adviser’s investment criteria, market conditions change or to meet redemption requests.

NAA SMALL GROWTH SERIES
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal circumstances, the Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in small capitalization securities that the Adviser considers having “growth” characteristics. The Fund defines:

●	“growth” as investments having what the Adviser believes to be above-average growth rates (high growth rates for earnings, sales, book value, and cash flow) as compared to their industry or the overall market.

●	“small-capitalization” as those companies with market capitalizations generally within the range of the S&P SmallCap 600® Index. The capitalization range of the S&P SmallCap 600® Index is between $354.8 million and $8.7 billion as of March 31, 2026.

The Fund will primarily invest in equity securities, including common stocks, real estate investment trusts (“REITs”), options, warrants, convertible debt securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”). Convertible securities are hybrid financial instruments that typically consist of bonds, debentures, or preferred shares that can be converted into a specified number of common shares of the issuing company, typically at the option of the security holder. The Fund may also invest in various investment vehicles for portfolio management purposes, such as mutual funds and exchange-traded funds (“ETFs”), including cash management and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

In selecting investments for the Fund, the Adviser uses qualitative and quantitative analysis, and other proprietary strategies to identify securities that, in combination, are expected to exceed the total return of the S&P SmallCap 600 Growth Index by attempting to avoid the “losers” in the Index. The “avoid the losers” philosophy is fundamental to the underlying actuarial-like approach of the Adviser with respect to asset management. In its attempts to generate alpha, the Adviser does not aim to pick the winners; instead, it aims to avoid the losers. A loser is a company that, according to the Adviser’s investment methodology, cannot deliver revenue growth to support its stock price. The Adviser has developed a probability-based measure to identify and avoid these stocks, called the h-factor (“h-factor”), which is the foundation of the Adviser’s investment philosophy. The h-factor measures the probability a company cannot deliver the revenue growth indicated by its stock price. In buying and selling securities for the Fund, the Adviser will apply its proprietary h-factor methodology to its security selection process. H-factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, h-factor aims to identify underpriced and overpriced securities and assign them an h-factor score, which is the probability that the issuer will not deliver revenue growth to support the securities’ current price. Utilizing these scores, the Adviser seeks to avoid the overpriced securities and invest in the underpriced securities.

The Fund will sell investments when they no longer meet the Adviser’s investment criteria, market conditions change or to meet redemption requests.

NAA SMID-CAP VALUE SERIES
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal circumstances, the Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Small- and Mid-capitalization securities that the Adviser considers having “value” characteristics. The Fund defines:

●	“value” as investments that appear to be undervalued relative to assets, earnings, growth potential or cash flows.

●	“mid-capitalization” as those companies with market capitalizations generally within the range of the S&P MidCap 400® Index. The capitalization range of the S&P MidCap 400® Index is between $1.7 billion and $28.0 billion as of March 31, 2026.

●	“small-capitalization” as those companies with market capitalizations generally within the range of the S&P SmallCap 600® Index. The capitalization range of the S&P SmallCap 600® Index is between $354.8 million and $8.7 billion as of March 31, 2026.

The Fund will primarily invest in equity securities, including common stocks, real estate investment trusts (“REITs”), options, warrants, convertible debt securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”). Convertible securities are hybrid financial instruments that typically consist of bonds, debentures, or preferred shares that can be converted into a specified number of common shares of the issuing company, typically at the option of the security holder. The Fund may also invest in various investment vehicles for portfolio management purposes, such as mutual funds and exchange-traded funds (“ETFs”), including cash management and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

In selecting investments for the Fund, the Adviser uses qualitative and quantitative analysis, and other proprietary strategies to identify securities that, in combination, are expected to exceed the S&P 1000 Value Index by attempting to avoid the “losers” in the Index. The “avoid the losers” philosophy is fundamental to the underlying actuarial-like approach of the Adviser with respect to asset management. In its attempts to generate alpha, the Adviser does not aim to pick the winners; instead, it aims to avoid the losers. A loser is a company that, according to the Adviser’s investment methodology, cannot deliver revenue growth to support its stock price. The Adviser has developed a probability-based measure to identify and avoid these stocks, called the h-factor (“h-factor”), which is the foundation of the Adviser’s investment philosophy. The h-factor measures the probability a company cannot deliver the revenue growth indicated by its stock price. In buying and selling securities for the Fund, the Adviser will apply its proprietary h-factor methodology to its security selection process. H-factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, h-factor aims to identify underpriced and overpriced securities and assign them an h-factor score, which is the probability that the issuer will not deliver revenue growth to support the securities’ current price. Utilizing these scores, the Adviser seeks to avoid the overpriced securities and invest in the underpriced securities.

The Fund will sell investments when they no longer meet the Adviser’s investment criteria, market conditions change, or to meet redemption requests.

NAA WORLD EQUITY INCOME SERIES
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in equity securities. Generally, the Fund intends to invest in dividend-yielding equity securities. The Fund is not limited in the percentage of assets it may invest in securities listed, traded, or dealt in any one country, region, or geographic area, and it may invest in several countries throughout the world, including emerging markets.

While the Fund tends to focus its investments in equity securities of large capitalization companies, it can also invest in companies that represent a broad range of market capitalizations and will not be constrained by capitalization limits. At times, the Fund may thus invest a significant portion of its assets in small- and mid-capitalization companies. The equity securities in which the Fund may invest include, but are not limited to, common stock, REITs, preferred stock, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), American Depositary Shares (“ADS”), convertible debt securities and warrants. Convertible securities are hybrid financial instruments that typically consist of bonds, debentures, or preferred shares that can be converted into a specified number of common shares of the issuing company, typically at the option of the security holder. The Fund invests in securities denominated in a wide variety of currencies.

The Fund may invest in various investment vehicles, such as exchange-traded funds (“ETFs”) and other mutual funds, to manage its cash position or gain exposure to the equity markets or a particular sector of the equity markets. These investments may be more liquid than investing directly in individual issuers. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

The Fund may also hold up to 20% of its assets (net assets, plus the amount of any borrowing for investment purposes) in non-equity securities of foreign or U.S. issuers. These investments may include both investment-grade and high-yield fixed income securities.

The Fund may invest in securities of “investment grade” quality. “Investment grade” quality means securities that are rated at the time of purchase Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), BBB- or higher by S&P Global Ratings (“S&P”), an equivalent rating by another nationally recognized statistical rating organization, or unrated securities determined by the Adviser to be of comparable credit quality. High-yield securities, often referred to as “below investment grade,” include those rated below Baa3 by Moody’s, BBB- by S&P, an equivalent rating by another nationally recognized statistical rating organization, or unrated securities determined by the Adviser to be of comparable credit quality.

The Fund will seek to reduce its interest rate or foreign currency exposure by engaging in transactions and derivatives designed to hedge against adverse movements in interest rates or foreign currencies, including forward foreign currency contracts, spot market transactions, currency futures, swaps, and options. At times, the Fund may engage in extensive foreign currency hedging transactions.

In selecting investments for the Fund, the Adviser uses qualitative and quantitative analysis, and other proprietary strategies to identify securities that, in combination, are expected to exceed the total return of the S&P Developed BMI Index by attempting to avoid the “losers” in the Index. The “avoid the losers” philosophy is fundamental to the underlying actuarial-like approach of the Adviser with respect to asset management. In its attempts to generate alpha, the Adviser does not aim to pick the winners; instead, it aims to avoid the losers. A loser is a company that, according to the Adviser’s investment methodology, cannot deliver revenue growth to support its stock price. The Adviser has developed a probability-based measure to identify and avoid these stocks, called the h-factor (“h-factor”), which is the foundation of the Adviser’s investment philosophy. The h-factor measures the probability a company cannot deliver the revenue growth indicated by its stock price. In buying and selling securities for the Fund, the Adviser will apply its proprietary h-factor methodology to its security selection process. H-factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, h-factor aims to identify underpriced and overpriced securities and assign them an h-factor score, which is the probability that the issuer will not deliver revenue growth to support the securities’ current price. Utilizing these scores, the Adviser seeks to avoid the overpriced securities and invest in the underpriced securities.

The Fund will sell investments when they no longer meet the Adviser’s investment criteria, market conditions change, to meet redemption requests, or close or unwind derivatives transactions. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and more capital gains tax liabilities than a fund with a buy and hold strategy.